9. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Federal and state net operating loss carryforwards	$ 4,886,429	$ 4,565,466
Stock-based compensation	743,789	671,940
Tax credits	532,278	522,155
Other	4,985	19,427
Total deferred tax assets	6,167,481	5,778,988
Less: Valuation allowance	(6,167,481)	(5,778,988)
Net deferred income tax asset